COMMITMENTS AND CONTINGENCIES (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies